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Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

April 24, 2025

via EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Nuveen Preferred & Income Opportunities Fund (the “Registrant”)
File No. 811-21293

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of common shares of the Registrant in connection with the merger of Nuveen Preferred Securities & Income Opportunities Fund with and into a wholly-owned subsidiary of the Registrant (the “Merger”). The Merger is structured in a substantially similar manner to the 2023 merger of Nuveen Preferred and Income Fund and Nuveen Preferred & Income Securities Fund with and into a wholly-owned subsidiary of the Registrant (File No. 333-271820).

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661.

Sincerely, /s/ Jacob C. Tiedt Jacob C. Tiedt Shareholder

cc:	Deborah Bielicke Eades, Shareholder, Vedder Price P.C.

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